Certain risks and concentration - Summary of Percentage of Accounts for More than 10% of Online Game Revenue, Online Advertising Revenues and Accounts Receivable (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Online game revenues [Member] | Online game A1 [Member]
Concentration Risk [Line Items]
Percentage of revenue	16.00%	47.00%	63.00%
Online game revenues [Member] | Online game A2 [Member]
Concentration Risk [Line Items]
Percentage of revenue			11.00%
Online game revenues [Member] | Online game A3 [Member]
Concentration Risk [Line Items]
Percentage of revenue		10.00%
Online game revenues [Member] | Online game A4 [Member]
Concentration Risk [Line Items]
Percentage of revenue	13.00%
Online advertising [Member] | Customer B1 [member]
Concentration Risk [Line Items]
Percentage of revenue	49.00%	36.00%	28.00%
Online advertising [Member] | Customer B2 [Member]
Concentration Risk [Line Items]
Percentage of revenue	16.00%	22.00%	10.00%
Online advertising [Member] | Customer B3 [Member]
Concentration Risk [Line Items]
Percentage of revenue	13.00%
Online advertising [Member] | Customer B4 [Member]
Concentration Risk [Line Items]
Percentage of revenue		12.00%	13.00%
Online advertising [Member] | Customer B5 [Member]
Concentration Risk [Line Items]
Percentage of revenue		12.00%	16.00%
Accounts receivable [Member] | Collection agencies and customers B1 [Member]
Concentration Risk [Line Items]
Percentage of accounts receivable	34.00%	31.00%	24.00%
Accounts receivable [Member] | Collection agencies and customers B2 [Member]
Concentration Risk [Line Items]
Percentage of accounts receivable	16.00%
Accounts receivable [Member] | Collection agencies and customers B3 [Member]
Concentration Risk [Line Items]
Percentage of accounts receivable			12.00%
Accounts receivable [Member] | Collection Agencies and Customers B4 [Member]
Concentration Risk [Line Items]
Percentage of accounts receivable		12.00%	12.00%
Accounts receivable [Member] | Collection agencies and customers B5 [Member]
Concentration Risk [Line Items]
Percentage of accounts receivable		12.00%	19.00%